Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund	Dec. 30, 2022
Fidelity Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.36%
Past 5 years	14.37%
Past 10 years	12.31%
Fidelity Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.19%
Past 5 years	13.77%
Past 10 years	11.86%
Fidelity Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.42%
Past 5 years	11.53%
Past 10 years	10.27%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%